Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,029	$ 11,343	$ 10,843	$ 10,896	$ 10,856	$ 10,642	$ 10,379	$ 10,214	$ 10,097	$ 10,020	$ 10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,671	11,006	10,521	10,604	10,602	10,434	10,217	10,085	10,008	9,981	10,000
Class N
Account Value [Line Items]
Line Graph and Table Measure Name	Class N (with sales charge)
Account Value	$ 11,685	11,025	10,566	10,633	10,611	10,417	10,164	10,018	9,916	9,856	9,850
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,579	10,951	10,521	10,604	10,602	10,434	10,217	10,095	10,008	9,982	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,176	11,455	10,948	10,988	10,926	10,698	10,423	10,246	10,117	10,030	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,149	11,444	10,929	10,972	10,921	10,695	10,420	10,245	10,117	10,030	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,685	11,077	10,658	10,643	10,635	10,472	10,225	10,085	10,033	10,006	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,685	11,077	10,658	10,643	10,635	10,472	10,225	10,085	10,033	10,006	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,685	11,077	10,658	10,643	10,635	10,472	10,225	10,085	10,033	10,006	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,685	11,077	10,658	10,643	10,635	10,472	10,225	10,085	10,033	10,006	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,685	11,077	10,658	10,643	10,635	10,472	10,225	10,085	10,033	10,006	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 11,685	$ 11,077	$ 10,658	$ 10,643	$ 10,635	$ 10,472	$ 10,225	$ 10,085	$ 10,033	$ 10,006	$ 10,000